Long-Term Debt - Disclosed in the Consolidated Balance Sheets (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 20,714,324	$ 17,257,750
Long-term debt	210,064,414	162,857,176
Total	$ 230,778,738	$ 180,114,926